Supplemental Cash Flow - Schedule of Changes Non-Cash Working Capital Items in Operating Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow [Abstract]
Trade and other receivables	$ 0	$ 4,013
Inventories (Note 10)	474	4,119
Prepaids and other assets (Note 9)	(1,965)	1,291
Accounts payable and accrued liabilities (Note 12)	2,532	(2,036)
Changes in non-cash operating working capital items	$ 1,041	$ 7,387